Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation

16. Share-based compensation

Share options

On January 25, 2015, the Board of Directors of X Financial approved the Share Incentive Plan for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and granted 13,843,645 of stock options. On June 29, 2015, May 3, 2016, October 11, 2017, April 30, 2018, October 31, 2018 and April 30, 2019, the Board of Directors of X Financial granted 630,000, 7,425,000, 16,616,000, 841,054, 475,000 and 155,000 stock options respectively to certain employees, directors and officers. The stock options shall expire 10 years from the date of grant and vest over a period from three to four years.

On May 9, 2018, the Board of Directors of X Financial granted 40,000,000 share options to certain senior management. The exercise price was the offering price per share of the Group’s IPO which was US$4.75, and were eligible to vest, in whole or in part, when both the market capitalization milestone as well as the targeted adjusted net earnings were achieved subsequent to the IPO. The Company determined the service inception date to be May 9, 2018 and the grant date to be the date of the IPO.

On November 10, 2021, the board of directors of X Financial decided to cancel 9,429,984 of unvested share options granted to certain senior management.

The Company used the Binomial model to estimate the fair value of the options granted on the respective grant dates with assistance from independent valuation firms. The fair value per option was estimated at the date of grant using the assumptions. The weighted-average grant date fair value of the options for the years ended December 31, 2022, 2023 and 2024 were RMB9.87, RMB10.39 and RMB10.80 per share respectively.

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April 30,
	2015	2015	2016	2017	2018	2018	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

The risk-free rate of interest is based on the yield curve of government bonds in the Chinese Mainland as of valuation date. The expected volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. Prior to the IPO, the fair value of the ordinary shares was through a retrospective valuation as at each grant date, which used management’s best estimate for projected cash flows as of the valuation date with the assistance of an independent third-party appraiser. Subsequent to the IPO, the fair value of ordinary shares was determined by observable market price.

A summary of option activity during the year ended December 31, 2024 is presented below:

				Intrinsic
				value of
	Number of	Exercise Price	Remaining	options
	Options	RMB	Contractual	RMB
Outstanding, as of January 1, 2024	6,197,825	0.27-31.96	1.06-5.33	10,639,290
Granted	—	—	—	—
Exercised	1,991,311	0.27	—	—
Forfeited/Cancelled	203,000	10.71-30.27	—	—
Outstanding, as of December 31, 2024	4,003,514	0.27-31.96	0.06-4.32	5,954,422
Vested and expected to vest as of December 31, 2024	4,003,514	0.27-31.96	0.06-4.32	5,954,422
Exercisable as of December 31, 2024	4,003,514	0.27-31.96	0.06-4.32	5,954,422

The Group recognized the compensation cost for the stock options on a straight-line basis.

For the years ended December 31, 2022, 2023 and 2024, the Group recorded compensation expenses of RMB10,740,648, RMB414,747 and nil respectively for the stock options granted to the Group’s employees. The Group allocated share-based compensation expense for share option as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Origination and servicing	905,756	70,740	—	—
General and administrative	9,340,416	344,007	—	—
Borrower acquisitions and marketing	494,476	—	—	—

As of December 31, 2022, there were RMB619,557 of total unrecognized compensation expense related to unvested stock options granted. All compensation expense related to unvested stock options was recognized by the end of December 31, 2023.

There were no income tax benefits recognized for the years ended December 31, 2022, 2023 and 2024 for share options exercised and for share-based compensation expense related.

Restricted stocks unit

On April 15, 2019, the Board of Directors of X Financial granted 150,000 of restricted stock units to certain directors. The restricted stock units shall vest over a period from two to three years. The restricted stock units have no expiration period. On November 20, 2019, the Board of Directors of X Financial granted 1,789,400 of restricted stock units to certain employees. On January 21, April 30, October 31, 2020, the Board of Directors of X Financial granted 4,600,000, 673,300 and 550,000 of restricted stock units to certain employees, respectively. The restricted stocks shall expire 10 years from the date of grant and vest over a period from three to four years. On November 10, 2021, the Board of Directors of X Financial granted 26,657,998 of restricted stock units to certain senior managements and employees. The restricted stock units shall expire 10 years from the date of grant and vest over a period from three to four years. On March 3, 2022, the Board of Directors of X Financial granted 810,000 restricted stock units to certain directors. The restricted stock units shall vest over a period of three years. On December 1, 2023, the Board of Directors of X Financial granted 180,000 restricted stock units to certain directors. The restricted stock units shall vest over a period of three years. On January 10, 2024, the Board of Directors of X Financial granted 6,400,000 restricted stock units to certain directors. The restricted stock units shall vest over a period of three years. On June 1, 2024, the Board of Directors of X Financial granted 270,000 restricted stock units to certain directors. The restricted stock units shall vest over a period of three years. On August 1, 2024, the Board of Directors of X Financial granted 540,000 restricted stock units to certain directors. The restricted stock units shall vest over a period of three years.

On August 13, 2019 and November 20, 2019, the Board of Directors decided to cancel 1,500,000 and 250,000 of unvested options of certain senior managements and concurrently granted 1,500,000 and 250,000 of restricted stock units as replacement awards to the senior managements. The incremental compensation expenses of RMB360,592 (US$52,281) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

A summary of restricted share units’ activity during the year ended December 31, 2024 is presented below:

		Weighted-Average Grant-Date
	Number of	Fair Value
	Restricted Shares	RMB
Outstanding, as of January 1, 2024	13,915,643	4.95
Granted	7,210,000	4.91
Vested	7,341,375	4.93
Forfeited	408,998	4.97
Outstanding, as of December 31, 2024	13,375,270	4.94

For the year ended December 31, 2022, 2023 and 2024, the Group recorded compensation expenses of RMB42,797,167, RMB42,183,463 and RMB40,177,807 (US$5,504,337) respectively for the restricted shares granted to the Group’s directors and employees. The Group allocated share-based compensation expense for restricted share as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Origination and servicing	26,040,888	25,396,830	14,643,365	2,006,133
General and administrative	16,743,484	16,617,520	22,078,845	3,024,789
Borrower acquisitions and marketing	12,795	169,113	3,455,597	473,415

As of December 31, 2022, 2023 and 2024, there was RMB102,650,058, RMB61,832,598 and RMB8,277,516 (US$1,134,015) respectively of total unrecognized compensation expense related to unvested restricted shares granted. As of December 31, 2024, the cost is expected to be recognized over a weighted-average period of 0.86 years.

There were no income tax benefits recognized for the years ended December 31, 2022, 2023 and 2024 for restricted stocks unit related to share-based compensation expense.